Stock Based Compensation (Details)	3 Months Ended
Mar. 31, 2017
Expected term	3 years
Expected dividends	0.00%
Forfeiture rate	5.00%
Minimum [Member]
Expected volatility	40.11%
Risk-free interest rate	0.71%
Maximum [Member]
Expected volatility	45.58%
Risk-free interest rate	1.08%